EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2012	2011	2010
Basic:
Net income available to stockholders	185,836	131,175	165,712
Diluted:
Net income available to stockholders	185,836	131,175	165,712
Interest paid on convertible bonds	4,688	4,180	—
	190,524	135,355	165,712

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2012	2011	2010
Basic earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Diluted earnings per share:
Weighted average number of common shares outstanding	80,594	79,125	79,056
Effect of dilutive share options	168	286	227
Effect of dilutive convertible debt	5,106	4,216	—
	85,868	83,627	79,283